SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)
COMMON STOCK
Canada — 2.3%
Industrials — 2.3%
Canadian Pacific Kansas City Ltd.	16,552	$1,312

China — 1.6%
Communication Services — 1.6%
Tencent Holdings Ltd.	14,000	897

France — 8.1%
Consumer Discretionary — 3.9%
Kering S.A.	10,178	2,213

Financials — 0.7%
BNP Paribas SA	4,502	405

Industrials — 3.5%
Alstom S.A. [1]	83,410	1,945

		4,563
Germany — 5.2%
Financials — 1.2%
Deutsche Bank AG	21,995	652

Information Technology — 4.0%
Infineon Technologies AG	39,925	1,699
SAP SE	1,869	568
		2,267
		2,919
Italy — 0.7%
Financials — 0.7%
UniCredit SpA	6,002	402

Japan — 7.8%
Financials — 1.0%
Sompo Holdings Inc.	18,400	555

Industrials — 1.8%
FANUC Corp.	37,200	1,018

Information Technology — 5.0%
Murata Manufacturing Co. Ltd.	68,900	1,031

SCHEDULE OF INVESTMENTS  (continued)

June 30, 2025 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)
Japan — (continued)
Information Technology (continued)
Renesas Electronics Corp.	142,100	$1,765
		2,796
		4,369
Netherlands — 4.9%
Consumer Staples — 1.5%
Heineken NV	9,420	821

Health Care — 1.1%
Koninklijke Philips NV	26,522	638

Materials — 2.3%
Akzo Nobel NV	18,119	1,268

		2,727
South Korea — 4.0%
Information Technology — 4.0%
Samsung Electronics Co. Ltd.	51,354	2,276

Sweden — 1.0%
Information Technology — 1.0%
Hexagon AB, Class B	53,361	537

United Kingdom — 19.0%
Consumer Discretionary — 2.3%
SSP Group PLC	535,255	1,266

Consumer Staples — 5.1%
Diageo PLC	42,564	1,068
Reckitt Benckiser Group PLC	26,506	1,803
		2,871
Energy — 0.9%
BP PLC	103,413	519

Financials — 4.3%
Barclays PLC	308,682	1,429
Prudential PLC	80,920	1,014
		2,443
Health Care — 2.3%
AstraZeneca PLC	9,229	1,282

SCHEDULE OF INVESTMENTS  (continued)

June 30, 2025 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)
United Kingdom — (continued)
Industrials — 4.1%
Rolls-Royce Holdings PLC	173,135	$2,299
		10,680

United States — 42.5%
Communication Services — 9.0%
Alphabet Inc., Class C	11,822	2,097
Live Nation Entertainment Inc. [1]	3,568	540
Meta Platforms Inc., Class A	1,567	1,157
Walt Disney Co.	10,219	1,267
		5,061

Consumer Discretionary — 5.3%
Aptiv PLC [1]	12,819	875
Carnival Corp. [1]	51,791	1,456
Whirlpool Corp.	6,611	670
		3,001

Financials — 7.1%
Ally Financial Inc.	9,640	375
Axis Capital Holdings Ltd.	10,391	1,079
Citigroup Inc.	20,882	1,778
Citizens Financial Group Inc.	16,448	736
		3,968

Health Care — 7.0%
Biogen Inc. [1]	8,090	1,016
Merck & Co. Inc.	15,992	1,266
Pfizer Inc.	32,868	797
Zimmer Biomet Holdings Inc.	9,570	873
		3,952

Industrials — 0.6%
Ingersoll Rand Inc.	4,330	360

Information Technology — 8.4%
Analog Devices Inc.	5,844	1,391
Cognizant Technology Solutions Corp., Class A	14,519	1,133
Genpact Ltd.	23,572	1,037
Oracle Corp.	4,562	998
TD SYNNEX Corp.	1,033	140
		4,699

Materials — 2.4%
Graphic Packaging Holding Co.	11,900	251
International Flavors & Fragrances Inc.	10,240	753
Smurfit WestRock PLC	9,083	392
		1,396

SCHEDULE OF INVESTMENTS  (concluded)

June 30, 2025 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)
United States — (continued)
Real Estate — 1.6%
BXP Inc. [2]	4,239	$286
Jones Lang LaSalle Inc. [1]	2,319	593
		879
Utilities — 1.1%
PG&E Corp.	44,708	623

		23,939
Total Common Stock
(Cost $47,123) — 97.1%		54,621

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.26% *	1,570,405	1,570

Total Short-Term Investment
(Cost $1,570) — 2.8%		1,570

Total Investments — 99.9%
(Cost $48,693)		56,191

Other Assets in Excess of Liabilities — 0.1%		83

Net Assets — 100.0%		$56,274

*	The rate reported is the 7-day effective yield as of June 30, 2025.
1	Non-income producing security.

2	Real Estate Investment Trust.

As of June 30, 2025, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-3500